Segment Financial Information - Supplemental Geographic Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of operating segments [line items]
Domestic sales	$ 48,235,503	$ 977,651,655	$ 948,666,739	$ 1,192,714,214
Incentive for automotive fuels (see Notes 3-S and 7-E)	0	0	23,421	111,863,956
Total domestic sales		977,651,655	948,690,160	1,304,578,170
Total export sales	34,135,348	691,865,472	767,551,517	1,073,424,789
Services income	155,700	3,155,779	3,695,941	5,385,350
Total revenues	$ 82,526,551	$ 1,672,672,906	$ 1,719,937,618	$ 2,383,388,309
Percentage of service income from domestic sales	99.00%	99.00%	99.00%	85.00%
United States
Disclosure of operating segments [line items]
Total export sales		$ 483,646,454	$ 607,923,932	$ 847,736,491
Canada, Central and South America
Disclosure of operating segments [line items]
Total export sales		4,505,057	1,093,586	3,946,692
Europe
Disclosure of operating segments [line items]
Total export sales		100,089,455	67,857,986	77,239,046
Other countries
Disclosure of operating segments [line items]
Total export sales		$ 103,624,506	$ 90,676,013	$ 144,502,560